SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 8 – SUBSEQUENT EVENTS

In July 2017, the Company closed its retail location in the state of Colorado and retained all its inventory. The Company anticipates relocating its retail operation to Tennessee. The Company does not anticipate incurring significant costs in connection with this closure.

NOTE 13 - SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 28, 2017, the date the financial statements were issued, and determined that there were no other material events to disclose, other than those that have already been disclosed.

On January 17, 2017, the former CEO of the Company resigned as an employee and director of the Company and terminated his employment agreement, effective December 31, 2016, in exchange of a settlement compensation of $250,000. This amount has been included in accrued expenses on the Company’s consolidated balance sheet as of December 31, 2016. In addition, the former CEO was also issued 132,248 shares of the Company’s common stock as settlement compensation. The estimated fair value of $238,000 for these shares has been included in general and administrative expenses on the Company’s consolidated statement of operations for the year ended December 31, 2016. These events were reported in their entirety by the Company on its Current Report on Form 8-K on January 24, 2017.

To fund the settlement compensation and additional operating expenses, the board of directors approved a $300,000 loan from the Company’s current CEO. The loan bears interest at a rate of 8% per annum. Concurrently, the board of director also approved issuance of 100,000 shares of the Company’s common stock for services performed.

On January 17, 2017, Richard Pertile, current CEO of the Company, acquired 2,500,000 restricted shares of the Company’s common stock from its former CEO under the terms of the Right of First Refusal to acquire those share in accordance with the Asset Purchase Agreement of January 15, 2016, by and between the Company and the MariJ Group of companies. In further actions, Mr. Pertile has an option to purchase an additional 1,000,000 shares of the former CEO’s shares in March of 2017. In addition, in January 2017, the board of directors also awarded 100,000 restricted shares to our CEO for services performed. In addition, the board of directors also approved for issuance at par value of $0.001 per share, 132,248 shares of the Company’s common stock to the former CEO pursuant to an anti-dilution agreement that was entered into as part of the Asset Purchase Agreement on January 15, 2016.

In February 2017, the Company entered into a consulting agreement with Almorli Advisors, Inc. (“Almorli”). Pursuant to the agreement, Almorli will perform consulting and due diligence services related to capital raised for the Company. The agreement is for a term of twelve months and does not specify the total amount to be raised. Almorli will receive cash compensation of 7% of the proceeds raised.

In February 2017, the board of directors approved the issuance of 8,823 shares of the Company’s common stock to a consultant for services performed in February 2017 and 8,823 shares of the Company’s common stock to this consultant for services to be performed in March 2017 at the 3-day closing average of the Company’s common stock of $1.70 per share. These shares were issued in March 2017.